Schedule of lease of office premises (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current	$ 67,661
Current	23,693
Lease liabilities	91,354
Office Premises [Member]
IfrsStatementLineItems [Line Items]
Non-current	67,661
Current	23,693
Lease liabilities	$ 91,354